Stockholders’ Equity - Schedule of Stock Option Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity - Schedule of Stock Option Activity (Details) [Line Items]
Warrants, outstanding		1,310,343
Weighted Average Exercise Price, outstanding (in Dollars per share)	$ 6.73	$ 8
Weighted Average Remaining Contractual Life (in years), outstanding	3 years 6 months 18 days	3 years 7 months 20 days
Warrants, Granted	1,183,367
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 14.71
Weighted Average Remaining Contractual Life (in years), Granted	5 years
Warrants, Exercised	(92,043)
Weighted Average Exercise Price, Exercised (in Dollars per share)	$ 5.14
Weighted Average Remaining Contractual Life (in years), Exercised
Warrants, Forfeited/Cancelled	(290)
Weighted Average Exercise Price, Forfeited/Cancelled (in Dollars per share)	$ 2,363
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Warrants, outstanding	2,401,378
Warrants, exercisable	2,401,378
Weighted Average Exercise Price, exercisable (in Dollars per share)	$ 6.73
Weighted Average Remaining Contractual Life (in years), exercisable	3 years 6 months 18 days